Full East International Ltd. (A Development Stage Company) Consolidated Balance Sheet As of December 31, 2011 (Parentheticals) (USD $)	Dec. 31, 2011
Common stock par value (in Dollars per share)	$ 1
Common stock, shares authorized	50,000
Common stock, shares issued	50,000
Common stock, shares outstanding	50,000